Borrowings, other debts and derivative liabilities - Additional Information (Detail) $ / shares in Units, ¥ in Thousands																			1 Months Ended	12 Months Ended				24 Months Ended
	Mar. 31, 2021 CNY (¥)	Oct. 23, 2020 USD ($) $ / shares shares	Oct. 23, 2020 CNY (¥) shares	Oct. 01, 2020 USD ($)	Mar. 31, 2020 USD ($) shares	Mar. 31, 2020 CNY (¥) shares	Mar. 23, 2020 shares	Mar. 06, 2020 CNY (¥) shares	Dec. 27, 2019 USD ($)	Dec. 27, 2019 CNY (¥)	Dec. 03, 2019 USD ($)	Dec. 03, 2019 CNY (¥)	Nov. 02, 2019	Aug. 09, 2019	Jun. 16, 2019 CNY (¥) shares	May 27, 2019 USD ($) $ / shares	May 27, 2019 CNY (¥)	Jan. 16, 2019 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Dec. 16, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 08, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 06, 2020 $ / shares	Mar. 01, 2020 USD ($)	Jan. 31, 2020 CNY (¥)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CNY (¥)	Jun. 16, 2019 $ / shares	May 31, 2019 USD ($)	May 31, 2019 CNY (¥)	Aug. 03, 2018 USD ($) shares	Aug. 03, 2018 CNY (¥) shares
Borrowings Other Debts And Other Liabilities [Line Items]
Short term bank borrowings outstanding																									¥ 85,566		¥ 32,738
Long term bank borrowings																									68,075		48,191
Long term borrowings other																									0		4,957
Gain loss on extinguishment of debt																				$ 1,045,000	¥ 6,846	¥ 10,095
Receivable for the issuance of ordinary shares																				$ 63,094,000					413,377		9
Debt Conversion, Converted Instrument, Rate																				7.00%	7.00%
Long-term Debt																									¥ 153,641
Repayments Of Debt																				$ 11,295,000	¥ 74,000	43,533	¥ 65,798
Proceeds from Issuance of Debt																				$ 13,408,000	¥ 87,846	162,501	¥ 57,638
Debt Modification Threshold Percentage For Not substantial																				10.00%					10.00%
Currency Swap [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Derivative, Notional Amount																										¥ 26,500
Foreign Currency Exchange Rate																										6.6280
Settlement Date																				Dec. 10, 2021	Dec. 10, 2021
Gain (Loss) on Derivative, Net																					¥ 190
Series D2 DL Notes [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Payment of debt issuance costs																								¥ 200
Debt instrument converted value | $																		$ 1,000,000
Debt instrument conversion price per share | $ / shares																		$ 9.34
Debt Conversion, Converted Instrument, Amount | $																		$ 1,000,000
Debt Conversion, Converted Instrument, Rate																		8.00%
Debt Instrument, Convertible, Renewal Maturity Days																								30 months
Series D2 Preferred Shares [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument converted shares issued | shares							107,016
Series D3 Warrant A [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Payment of debt issuance costs										¥ 200
Debt Instrument, Periodic Payment, Principal																			¥ 10,000
Debt Instrument, Periodic Payment, Interest																			700
Debt instrument, term														6 months
Series D3 Warrant B [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Payment of debt issuance costs										¥ 200
Debt Instrument, Periodic Payment, Principal																			40,000
Debt Instrument, Periodic Payment, Interest																			¥ 1,500
Debt instrument, term													6 months
Series D One Preferred Shares [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Fair value of temporary equity issued																														¥ 82,000
Gain loss on extinguishment of debt																						10,000
Series D Two Preferred Shares [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Fair value of temporary equity issued																														¥ 73,000
Series D3 Preferred Shares [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt Conversion, Converted Instrument, Rate															10.00%
Debt Instrument, Interest Rate During Period															10.00%
Class Of Warrants Or Rights Extension Period															0 days
Series D3 Preferred Shares [Member] | Series D3 Warrant A [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Class of warrants or rights exercise price | $ / shares																																	$ 9.65
Debt Conversion, Converted Instrument, Warrants or Options Issued | shares															154,395
Series D3 Preferred Shares [Member] | Series D3 Warrant B [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Class of warrants or rights exercise price | $ / shares																																	$ 9.65
Debt Conversion, Converted Instrument, Warrants or Options Issued | shares															617,580
Superb Origin International Limited [Member] | Series D One Preferred Shares [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument converted shares issued | shares					1,089,265	1,089,265
Debt instrument converted value | $					$ 10,000,000
Debt Conversion, Converted Instrument, Amount | $					$ 10,000,000
Superb Origin International Limited [Member] | Series D Two Preferred Shares [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument converted shares issued | shares					963,139	963,139
Debt instrument converted value | $					$ 9,000,000
Debt Conversion, Converted Instrument, Amount | $					$ 9,000,000
Series D One Warrant [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Class of warrants or rights number of securities called by the warrants or rights | shares																																				1,089,265	1,089,265
Debt instrument convertible carrying value at the time of conversion																						11,000
Debt Conversion, Original Debt, Amount																						11,000
Series D Two Warrant [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument convertible carrying value at the time of conversion																						9,000
Debt Conversion, Original Debt, Amount																						9,000
Yoken Series A One Warrant [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Class of warrants or rights exercise price | $ / shares		$ 7.14
Series E Warrant [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Class of warrants or rights number of securities called by the warrants or rights | shares								205,767
Class of warrants or rights exercise price | $ / shares																												$ 10.3251
Class of warrants or rights outstanding value								¥ 2,500
Class of Warrant or Right, Date from which Warrants or Rights Exercisable								Mar. 06, 2020
Guangcheng [Member] | Series D Two Warrant [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Class of warrants or rights number of securities called by the warrants or rights | shares																		963,139
Chong Li [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument face value																											¥ 128,000
Long-term Debt, Term					5 years																						5 years
Long term loan due to the related party non current | $																													$ 95,000,000
Chong Li [Member] | Series D One And D Two Preferred Shares [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Receivable for the issuance of temporary equity | $					$ 94,800,000
Chong Li [Member] | Common Class A [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Receivable for the issuance of ordinary shares | $					$ 100,800,000
Chong Li [Member] | Superb Origin International Limited [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Equity method investment ownership interest					100.00%																						100.00%
Investor One [Member] | Yoken Series A One Warrant [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Class of warrants or rights number of securities called by the warrants or rights | shares		360,000
Debt instrument convertible carrying value at the time of conversion		$ 2,500,000	¥ 18,000
Debt Conversion, Original Debt, Amount		$ 2,500,000	18,000
Investor Two [Member] | Yoken Series A One Warrant [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Class of warrants or rights number of securities called by the warrants or rights | shares		200,000
Debt instrument convertible carrying value at the time of conversion		$ 1,400,000	10,000
Debt Conversion, Original Debt, Amount		$ 1,400,000	¥ 10,000
Long Term Bank Loan [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Short term borrowings collateral given																									¥ 68,100		¥ 0
Long term borrowings collateral given																									¥ 68,100		¥ 0
Long term borrowings weighted average interest rate at a point in time					6.00%															4.15%					4.15%		6.00%
Other Long Term Bank Loan [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Long term borrowings other																															$ 6,000,000	¥ 42,500
Long term borrowings fixed rate of interest rate percentage																															6.00%	6.00%
Long term debt stated rate of interest																															6.00%	6.00%
Loan From Preferred Shareholder [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument face value																																		$ 700,000	¥ 5,000
Related party transaction rate of interest					4.00%	4.00%
Loan For Series D One Warrant [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument convertible carrying value at the time of conversion																						79,000
Debt Conversion, Original Debt, Amount																						79,000
Loan For Series D One Warrant [Member] | Guangcheng [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument face value																																				$ 10,000,000	¥ 66,500
Long-term Debt, Term																																				18 months	18 months
Payment of debt issuance costs											$ 30,000	¥ 100
Loan For Series D One Warrant [Member] | Guangcheng [Member] | Amendment To The Maturity Date [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Long-term Debt, Term											36 months	36 months
Loan For Series D Two Warrant [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument convertible carrying value at the time of conversion																						67,000
Debt Conversion, Original Debt, Amount																						¥ 67,000
Loan For Series D Two Warrant [Member] | Guangcheng [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Long term borrowings fixed rate of interest rate percentage																		10.00%
Long-term Debt, Term									36 months	36 months								18 months
Payment of debt issuance costs									$ 300,000	¥ 2,000
Long term debt stated rate of interest																		10.00%
Class of warrants or rights exercise price | $ / shares																		$ 9.34
Series D Two CW Notes [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument face value | $																		$ 1,000,000
Debt instrument conversion price per share | $ / shares																		$ 8.88
Series D Two CW Notes [Member] | Debt Instrument Converted Into Redeemable Preferred Stock [Member] | Series D Two Preferred Shares [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument converted shares issued | shares							112,648
Loan For Series D3 Warrant A [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Payment of debt issuance costs										200
other gain (losses),Net																					4,900
Loan For Series D3 Warrant A [Member] | Guangcheng [Member] | Series D3 Preferred Shares [Member] | Series D3 Warrant A [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument convertible carrying value at the time of conversion															¥ 10,000
Debt Conversion, Original Debt, Amount															10,000
Loan For Series D3 Warrant B [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Payment of debt issuance costs										¥ 200
other gain (losses),Net																					4,900
Loan For Series D3 Warrant B [Member] | Guangcheng [Member] | Series D3 Preferred Shares [Member] | Series D3 Warrant B [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument convertible carrying value at the time of conversion															40,000
Debt Conversion, Original Debt, Amount															¥ 40,000
Series D Two DL Notes [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Long term borrowings fixed rate of interest rate percentage																14.00%
Debt instrument face value | $																$ 10
Long-term Debt, Term																6 months
Long term debt stated rate of interest																14.00%
Long Term Debt Extended Maturity Period																6 months	6 months
Series D Three PICC Notes [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Payment of debt issuance costs																$ 40,000	¥ 300
Gain loss on extinguishment of debt																					¥ 600
Debt instrument conversion price per share | $ / shares																$ 9.34
Long Term Debt Extended Maturity Period																6 months	6 months
Threshold Percentage of Stock Price Trigger																5.00%	5.00%
Stock Price Trigger | $ / shares																$ 9.34
Long-term Debt																											¥ 76,300
Repayments Of Debt | $				$ 10,000,000
Payments Of Interest On Debt | $				$ 1,100,000
Loan for Yoken Series A-1 Warrant [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Long term borrowings fixed rate of interest rate percentage					10.00%																						10.00%
Long term debt stated rate of interest					10.00%																						10.00%
Debt instrument converted shares issued | shares		120,000	120,000
Proceeds from Issuance of Debt						¥ 18,000
Loan for Yoken Series A-1 Warrant [Member] | Yoken Series A One Warrant [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Class of warrants or rights outstanding value																									¥ 19,900
Interest Expense Reversed	¥ 1,400
Beneficial Conversion Feature	¥ 9,400
Short-term Investments [Member] | Long Term Bank Loan [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument unused borrowing capacity																									¥ 14,000		¥ 4,300
Short Term Bank Loan [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Short term borrowings weighted average interest rate at a point in time					5.04%															4.52%					4.52%		5.04%
Debt instrument unused borrowing capacity																									¥ 222,300		¥ 100,300
Short Term Bank Loan [Member] | Short-term Investments [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Short term borrowings collateral given																									37,800		0
Long term borrowings collateral given																									¥ 37,800		¥ 0